Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2019

	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	56	55
Computer software and electronic equipment	78	88
Leasehold improvements	221	198
	1,092	1,078
Less - Accumulated depreciation	916	907
Net book value	$176	$171